SIGNIFICANT ACCOUNTING POLICIES (Details 1) - USD ($)	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Revenue	$ 6,544,819	$ 23,332,223	$ 20,758,645
Automobile [Member]
Revenue	$ 6,544,819	$ 23,332,223	$ 20,758,645